Condensed Consolidated Statements of Income (Unaudited) (Parenthetical) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
Income Statement [Abstract]
Decline in fair value	¥ 1,211	¥ 956
Other comprehensive income-net	12	67
Total credit losses	¥ 1,223	¥ 1,023